December 2, 2024

Securities and Exchange Commission

Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Leader Funds Trust (the "Trust") (File Nos. 333-229484 and 811-23419)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on November 27, 2024 (Accession No. 0001839882-24-042044) for the Leader Capital Short Term High Yield Bond Fund and Leader Capital High Quality Income Fund, each a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo J. Howell
FinTech Law, LLC

FinTech Law

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